Revenue and segment information (Reconciliation of external revenue to operating revenue) (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of external revenue to operating revenue [line items]
Revenue		¥ 174,009,401	¥ 169,550,624	¥ 152,459,444
External revenue [member]
Reconciliation of external revenue to operating revenue [line items]
Revenue		174,009,401	169,550,624	152,459,444
Impact of restatement under PRC GAAP in relation to business combination under common control [member]
Reconciliation of external revenue to operating revenue [line items]
Revenue		0	(310,541)	(510,751)
PRC GAAP [member] | External revenue [member]
Reconciliation of external revenue to operating revenue [line items]
Revenue		173,484,801	169,861,165	152,970,195
PRC GAAP [member] | Impact of restatement under PRC GAAP in relation to business combination under common control [member] | External revenue [member]
Reconciliation of external revenue to operating revenue [line items]
Revenue		0	(310,541)	(510,751)
Effect of transition to IFRSs [member] | Impact of recognition of BOT related revenue under IFRS [member] | External revenue [member]
Reconciliation of external revenue to operating revenue [line items]
Revenue	[1]	¥ 524,600	¥ 0	¥ 0

[1]	BOT refer to the build-operate-transfer (Note 3)